RIGHT-OF-USE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Right-of-use Assets Net
RIGHT-OF-USE ASSETS, NET

NOTE－8 RIGHT-OF-USE ASSETS, NET

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 5.0% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2024	2023
	$’000	$’000

Assets
Finance lease, right-of-use assets, net (classified under property and equipment, net)	214	283
Operating lease, right-of-use assets, net	308	628

Total right-of-use assets, net	522	911

Liabilities
Current
Finance lease liabilities	57	77
Operating lease liabilities	308	345

	365	422

Non-current
Finance lease liabilities	142	205
Operating lease liabilities	38	320

	180	525

Total lease liabilities	545	947

As of December 31, 2024 and 2023, right-of-use assets, net were approximately $0.3 million and approximately $0.6 million, and lease liabilities were approximately $0.5 million and approximately $0.9 million.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets, net. The following tables summarize the lease expense for the financial years.

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2024

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three financial years ending December 31:

Financial Year Ended December 31,	Operating and finance lease amount
$’000

2025	359
2026 and after	213
Less: interest	(27)

Present value of lease liabilities	545

Representing
Current liabilities	365
Non-current liabilities	180

545